Loss per share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Loss per share
11.	Loss per share

Basic and diluted net loss per share for each of the year presented were calculated as follows:

	Years ended December 31,
(In thousands of US$ except share data and per share data)	2020	2021	2022
Numerator:
Net loss	(63,415)	(46,041)	(19,853)
Add: Accretion of Series A Preferred Shares	(1,293)	—	—
Income allocation to participating preferred shareholders	—	—	—
Net loss attributable to ordinary shareholders of the Company for computing basic and diluted net loss per share	(64,708)	(46,041)	(19,853)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted net loss per share	259,852,204	285,979,036	312,485,140
Basic and diluted net loss per ordinary share	(0.25)	(0.16)	(0.06)

Diluted earnings per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Years ended December 31,
	2020	2021	2022
Restricted Shares	—	2,916,100	7,970,930
Share options awards	22,298,757	19,225,361	18,004,940
Total	22,298,757	22,141,461	25,975,870